STOCK-BASED COMPENSATION (Details 2) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock option activity
Outstanding at beginning of year (in shares)	281,029
Granted (in shares)	1,197,452
Exercised (in shares)	(121,729)
Cancelled (in shares)	(506)
Outstanding at end of period (in shares)	1,356,246	281,029
Exercisable at end of period (in shares)	208,438
Vested and expected to vest at end of period (in shares)	1,341,543
Weighted average exercise price per share
Outstanding at beginning of year (in dollars per share)	$ 0.69
Granted (in dollars per share)	10.47
Exercised (in dollars per share)	3.89
Cancelled (in dollars per share)	2.06
Outstanding at end of period (in dollars per share)	9.04	$ 0.69
Exercisable at end of period (in dollars per share)	2.65
Vested and expected to vest at end of period (in dollars per share)	$ 9.13
Stock option activity, additional information
Outstanding at end of period, Weighted-average remaining contractual term	9 years 2 months 12 days
Exercisable at end of period, Weighted-average remaining contractual term	7 years 10 months 24 days
Vested and expected to vest at end of period, weighted-average remaining contractual term	9 years 2 months 12 days
Outstanding at end of period, Aggregate intrinsic value	$ 17,722
Exercisable at end of period, Aggregate intrinsic value	4,056
Vested and expected to vest at end of period, Aggregate intrinsic value	$ 18,595
Stock options
Stock option activity
Outstanding at beginning of year (in shares)	281,029	229,791	323,488
Granted (in shares)		89,641	146,730
Exercised (in shares)		(32,390)	(1,077)
Cancelled (in shares)		(6,013)	(9,559)
Modification (in shares)			(229,791)
Outstanding at end of period (in shares)		281,029	229,791	323,488
Exercisable at end of period (in shares)		121,304
Vested and expected to vest at end of period (in shares)		247,139
Weighted average exercise price per share
Outstanding at beginning of year (in dollars per share)	$ 0.69	$ 1.17	$ 1.73
Granted (in dollars per share)		0.28	0.48
Exercised (in dollars per share)		2.21	0.62
Cancelled (in dollars per share)		4.42	2.76
Modification (in dollars per share)			1.17
Outstanding at end of period (in dollars per share)		0.69	$ 1.17	$ 1.73
Exercisable at end of period (in dollars per share)		1.38
Vested and expected to vest at end of period (in dollars per share)		$ 0.83
Stock option activity, additional information
Outstanding at end of period, Weighted-average remaining contractual term		7 years 5 months 27 days	7 years 7 days	6 years 11 months 9 days
Exercisable at end of period, Weighted-average remaining contractual term		4 years 3 months 22 days
Vested and expected to vest at end of period, weighted-average remaining contractual term		4 years 3 months 22 days
Outstanding at end of period, Aggregate intrinsic value		$ 1,505	$ 117	$ 8
Exercisable at end of period, Aggregate intrinsic value		570
Vested and expected to vest at end of period, Aggregate intrinsic value		1,293
Unrecognized compensation cost related to outstanding options		$ 215	$ 40
Period over which unrecognized compensation cost is expected to be recognized as expense		1 year	1 year 1 month 6 days
Weighted average fair value of vested options (in dollars per share)		$ 1.93
Employee stock options
Stock option activity, additional information
Weighted-average grant date fair value per share of employee option grants (in dollars per share)		$ 0.76	$ 0.28